Equity - Summary of Dividends Paid (Detail) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Total Amount	$ 213,937,411	$ 215,461,852	$ 263,271,862
Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Final	Final
Payment Date		Apr. 29, 2019	Apr. 25, 2018
Total Amount		$ 185,737,592	$ 155,025,509
Pesos per Share		$ 2.68537	$ 2.24134
Charged to		2018	2017
Final Dividends [Member] | 2019
Disclosure Of Dividends [Line Items]
Type of Dividend	Final
Payment Date	Nov. 26, 2019
Total Amount	$ 30,933,437
Pesos per Share	$ 0.44723
Charged to	2019
Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Interim	Interim
Payment Date		Nov. 29, 2018	Dec. 20, 2017
Total Amount		$ 31,288,371	$ 37,134,944
Pesos per Share		$ 0.45236	$ 0.75642
Charged to		2018	2017